Capital risk management and fair value measurements	6 Months Ended
Jun. 30, 2026
Capital risk management and fair value measurements
Capital risk management and fair value measurements

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

4.Capital risk management and fair value measurements

The Group’s activities expose it to a variety of financial risks including market risk (foreign exchange risk and interest rate risk), credit risk and liquidity risk. The financial statements do not include all financial risk management information and disclosures required in consolidated annual financial statements, and should be read in conjunction with the Group’s consolidated annual financial statements for the year ended December 31, 2025.

There have been no changes in any risk management policies since December 31, 2025.

Fair value hierarchy

The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and
●	Inputs for the asset or liability that are not based on observable market data (that is unobservable inputs) (level 3).

The Group’s financial instruments held at fair value all had a level 2 classification. These instruments comprise foreign exchange swaps, contingent BRL/USD non-deliverable forwards and options embedded in the Group’s bonds (see note 12 for further details). Their fair values are determined based on mark-to-market values provided by the counterparty financial institutions or valuation techniques using observable market data. There were no transfers between different levels during the reporting period and the Group did not change any valuation techniques in determining the level 2 fair values.

Fair value estimation

	At June 30, 2026		At December 31, 2025
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	$'m	$'m	$'m	$'m

Financial liabilities
Borrowings (note 15)	3,109.8	3,179.2	3,234.4	3,312.7

The fair values of total borrowings presented above are classified as Level 2 of the fair value hierarchy and are based on discounted cash flows using a current borrowing rate.

Amounts at June 30, 2026 include $nil carrying value and $nil fair value (December 31, 2025: $96.7 million carrying value, $101.2 million fair value) for the disposal group classified as held for sale (see note 21.2).

Other than borrowings, the fair values of financial assets and financial liabilities are not materially different from their carrying values.